PROPERTY AND EQUIPMENT	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
PROPERTY AND EQUIPMENT
PROPERTY AND EQUIPMENT

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment and related accumulated depreciation as of June 30, 2024 and December 31, 2023 are as follows:

	2024	2023
Property and equipment:
Office furniture and equipment	$77,859	77,859
Total property and equipment	77,859	77,859
Accumulated depreciation	(77,859)	(77,859)
Property and equipment, net	$—	$—

Depreciation expense was $0 and $2,454 for the six months ended June 30, 2024 and 2023, respectively.

NOTE 4 – PROPERTY AND EQUIPMENT

Property and equipment and related accumulated depreciation as of December 31, 2023 and 2022 are as follows:

	2023	2022
Property and equipment:
Telecommunications fiber and equipment	$—	$—
Medical equipment	—	—
Office furniture and equipment	77,859	77,859
Total Property and equipment	$77,859	$77,859
Accumulated depreciation	(77,859)	(75,404)
Property and equipment, net	$--	$2,455

Depreciation expense was $2,455 and $583,968 for the years ended December 31, 2023 and 2022, respectively.

We periodically review the carrying amount of our depreciable long-lived assets for impairment which include property and equipment, intangible assets and right of use assets. An asset is considered impaired when estimated future cash flows are less than the carrying amount of the asset. In the event the carrying amount of such asset is not considered recoverable, the asset is adjusted to its fair value. Fair value is generally determined based on discounted future cash flow.  As of December 31, 2022, we adjusted the net book values of the equipment of TPT SpeedConnect, all intangibles, and the right of use assets as it became doubtful given that the estimated future cash flows would recover the net book values.  We recorded impairment expenses of $7,283,276 for the year ended December 31, 2022 comprised of $954,119 for property and equipment, $3,000,013 for intangibles, $3,224,487 for right of use assets and $104,657 for goodwill.